Organization and Business Description	6 Months Ended
Jan. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

CTW Cayman (the “Company”, together with its subsidiaries and its variable interest entities, the “Group”) was incorporated on November 15, 2024 under the laws of the Cayman Islands with limited liability. The Company through its operating subsidiaries in Japan and Singapore, primarily provides game distribution services and related services to game developers.

Reorganization

The Company began its business operations on August 14, 2013, with the establishment of CTW Inc. (“CTW Japan”) by the Founder, Chairman of the Board and Chief Executive Officer, Mr. Ryuichi Sasaki, in Tokyo, Japan. CTW Japan was wholly owned by Mr. Sasaki. In 2023, to explore international opportunities and prepare for the initial public offering (“IPO”) in the United States, the following entities were established and initiated the step I reorganization. On June 9, 2023, Bao Cayman (previously known as CTW Cayman) was established under the laws of the Cayman Islands as an exempted company with limited liability. Bao Cayman has no operations of its own and was established as an investment holding company. Bao Cayman is 100% owned by Mr. Sasaki. On September 29, 2023, Mr. Sasaki, transferred his 100% ownership interest in CTW Japan to Bao Cayman with nominal consideration. (the “Step I Reorganization”, together with the Step II Reorganization as described below, the “Reorganization”) After the transaction, CTW Japan became a wholly owned subsidiary of Bao Cayman. On September 11, 2023, CTW G123 Singapore Pte., Ltd. (“CTW Singapore”) was established in Singapore as a wholly owned subsidiary of Bao Cayman to provide game distribution and related services. Additionally, on October 12, 2023, AinekoX Co., Ltd. (“AinekoX”) was established in Taipei City, Taiwan by an executive of the Company, solely to provide art and design services to the Company. On March 4, 2024, Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”) was established in Shanghai, China by an executive of the Company, solely to provide technical support services to the Company. AinekoX and Tuwaii lack sufficient equity to finance their activities without additional subordinated financial support from the Company, and the Company has the power to direct activities of AinekoX and Tuwaii. The Company receives the economic benefits from AinekoX and Tuwaii and concluded that the Company is the primary beneficiary of AinekoX and Tuwaii.

Subsequent to the Step I Reorganization, the Company established CTW HK Limited (“CTW HK”) on November 29, 2024, as a wholly owned subsidiary in Hong Kong. On September 25, 2024, Beijing Weiyou Chuxin Tech Co, Ltd. (“WFOE”) was incorporated in the People’s Republic of China (“PRC”). On January 27, 2025, CTW Cayman acquired 100% ownership of Bao Cayman for nominal consideration. On November 25, 2024, CTW Japan established a wholly owned subsidiary, Change the World Corporation, in Seoul, South Korea. The Company established Shanghai Weiyouyi Chuxin Tech Co., Ltd. (“CTW Shanghai”) as a wholly owned subsidiary of WFOE and transferred all of Tuwaii’s assets and liabilities to CTW Shanghai for nominal consideration. (the “Step II Reorganization”, collectively with the Step I Reorganization, referred to as the “Reorganization.”)

The Reorganization has been accounted for as a recapitalization among entities under common control since Mr. Sasaki effectively controlled CTW Japan, Bao Cayman, CTW Cayman, Tuwaii and CTW Shanghai and all assets and liabilities transferred and exchanges of shares were recorded at historical cost. The equity structure was retroactively adjusted as if CTW Cayman had been in existence since the beginning of the periods presented.

The unaudited condensed consolidated financial statements as of January 31, 2026 and July 31, 2025 and for the six months ended January 31, 2026 and 2025 include the following entities:

Name of Entity	Date of Incorporation	Places of Incorporation	% of Ownership	Principal Activities
CTW Cayman	November 15, 2024	Cayman	Parent	Investment holding
Bao Cayman	June 9, 2023	Cayman	100% owned by CTW Cayman	Investment holding
CTW Inc. (“CTW Japan”)	August 14, 2013	Japan	100% owned by Bao Cayman	Game distribution and related services
CTW G123 Singapore Pte., Ltd. (“CTW Singapore”)	September 11, 2023	Singapore	100% owned by Bao Cayman	Game distribution and related services
CTW HK Limited (“CTW HK”)	November 29, 2024	Hong Kong	100% owned by CTW Cayman	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”)	September 25, 2024	Beijing, PRC	100% owned by CTW HK	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”)	April 24, 2025	Shanghai, PRC	100% owned by WFOE	Research and development center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”)	March 4, 2025 (Inactive since May 2025)	Shanghai, PRC	VIE	Research and development center
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”)*	November 26, 2025	Shanghai, PRC	VIE	Platform development and end-user support
Change the World Corporation (“CTW Korea”)	November 25, 2024	Seoul, South Korea	100% owned by CTW Japan	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”)	October 12, 2023	Taiwan	VIE	Art and design center
CTW US Inc. (“CTW US”)	April 3, 2025	Delaware, USA	100% owned by CTW Cayman	Platform development and end-user support

*:	On November 26, 2025, Mr. Ryuichi Sasaki, the Founder, Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Hairihan Tong, the Company’s Chief Technology Officer, established Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”) in the PRC. Cangyuan was established to explore potential game distribution and related opportunities in Mainland China.

Immediately following the establishment of Cangyuan, the Company, through its wholly foreign-owned enterprise in the PRC (“WFOE”), entered into a series of contractual arrangements with Cangyuan and its equity holders (the “Cangyuan VIE Agreements”), including but not limited to exclusive business cooperation agreements, exclusive option agreements, equity pledge agreements, powers of attorney and loan agreements. These agreements are designed to provide the Company with (i) the power to direct the activities of Cangyuan that most significantly impact its economic performance, and (ii) the right to receive substantially all of the economic benefits from Cangyuan.

Cangyuan is considered a VIE due to the lack of sufficient equity at risk and because its equity holders, including Mr. Sasaki and Mr. Tong, as related parties of the Company, do not have the characteristics of a controlling financial interest. The Company evaluated the Cangyuan VIE Agreements under the guidance of ASC 810, Consolidation, and concluded that it has the power to direct the activities that most significantly impact the economic performance of Cangyuan and has the obligation to absorb losses and the right to receive benefits that could potentially be significant. Accordingly, the Company is the primary beneficiary of Cangyuan.

As of January 31, 2026, Cangyuan had not commenced significant operations, and the financial position and results of operations of Cangyuan were not material to the Company’s consolidated financial statements. The Company will continue to monitor the development of Cangyuan and reassess consolidation conclusions as necessary.

The following table sets for the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs, which were included in the Group’s unaudited condensed consolidated financial statements before elimination of intercompany balances and transactions between the Group and the VIEs.

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Total current assets	$731,275	$963,273
Total assets	$4,946,730	$5,930,103
Total current liabilities	$1,297,542	$1,308,319
Total liabilities	$4,800,549	$5,984,922

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Net revenue	$3,597,156	$2,707,994
Net income	$181,499	$61,432

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Net cash provided by (used in) operating activities	$20,762	$408,945
Net cash used in investing activities	$(55,640)	$94,489
Net cash provided by financing activities	$—	$—

Total current assets and total assets of the VIEs include amounts due from the Group of $447,285 and $194,661, respectively, as of January 31, 2026 and July 31, 2025. Total current liabilities and total liabilities of the VIEs include amounts due to the Group of $1,017,162 and $1,227,896, respectively, as of January 31, 2026 and July 31, 2025. During the six months ended January 31, 2026 and 2025, the VIEs earned intercompany revenue of $3,597,156 and $2,707,994, respectively. All of these balances and transactions have been eliminated in consolidation.